SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (5,380)	$ (3,046)
Other comprehensive income (loss) before reclassifications	667	(3,393)
Amounts reclassified from accumulated other comprehensive income (loss)	(335)	1,059
Net current-period other comprehensive income (loss)	332	(2,334)
Ending balance	(5,048)	(5,380)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(5,062)	(3,217)
Other comprehensive income (loss) before reclassifications	14	(1,845)
Amounts reclassified from accumulated other comprehensive income (loss)
Net current-period other comprehensive income (loss)	14	(1,845)
Ending balance	(5,048)	(5,062)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(318)	171
Other comprehensive income (loss) before reclassifications	653	(1,548)
Amounts reclassified from accumulated other comprehensive income (loss)	(335)	1,059
Net current-period other comprehensive income (loss)	318	(489)
Ending balance		$ (318)